Stock Option Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans

NOTE 8 – STOCK OPTION PLANS

On May 15, 2006, the Company adopted the 2006 Stock Incentive Plan. Under this plan, the Company may issue shares of restricted stock, incentive stock options, or non-statutory stock options to employees, directors, and consultants. The aggregate number of shares which may be issued under this plan was 16,521,704, which was increased by 1,456,786 to 17,978,490 as part of the Series B Offering in 2007. This plan was terminated on February 7, 2014.

On February 7, 2014, the Company adopted the 2014 Equity Compensation Plan. Under this plan, the Company may issue options to purchase shares of common stock to employees, directors, advisors, and consultants. The aggregate number of shares that may be issued under this plan is 30,420,148. On April 16, 2015, the majority stockholder of the Company approved an increase in the Company’s 2014 Equity Compensation Plan by 15 million shares.

Under the terms of the 2014 Equity Compensation Plan and the 2006 Stock Incentive Plan (collectively, the “Plans”), incentive stock options may be granted to employees at a price per share not less than 100% of the fair market value at date of grant. If the incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Non-statutory stock options and restricted stock may be granted to employees, directors, advisors, and consultants at a price per share, not less than 100% of the fair market value at date of grant. Options granted are exercisable, unless specified differently in the grant documents, over a default term of ten years from the date of grant and generally vest over a period of four years.

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2014	15,290,486	$0.07	3.89	$305,810
Exercisable January 1, 2014	15,290,486	$0.07	3.89	$305,810
Canceled	(15,290,486)
Granted	27,756,821-
Exercised	(4,506)
Forfeited	-
Outstanding December 31, 2014	27,752,315	$0.51	8.02	$1,963,523
Exercisable December 31, 2014	26,156,553	$0.50	7.95	$1,962,239
Canceled	-
Granted	5,365,729
Exercised	-	-
Forfeited	-
Outstanding September 30, 2015	33,118,044	$0.47	6.87	$3,418,084
Exercisable September 30, 2015	33,118,044	$0.47	6.87	$3,418,084

The aggregate intrinsic value in the table above is before applicable income taxes and represents the excess amount over the exercise price option recipients would have received if all options had been exercised on September 30, 2015, based on a valuation of the Company’s stock for that day.

A summary of the Company’s non-vested options for the nine-months ended September 30, 2015 and year ended December 31, 2014, are presented below:

Non-vested at January 1, 2014	-
Granted	27,756,821
Vested	(26,156,553)
Exercised	(4,506)
Forfeited	-
Non-vested at December 31, 2014	1,595,762
Granted	5,365,729
Vested	(6,961,491)
Exercised	-
Forfeited	-
Non-vested at September 30, 2015	-

Under ASC No. 718, the Company estimates the fair value of stock options granted on each grant date using the Black-Scholes option valuation model and recognizes an expense ratably over the requisite service period. The range of fair value assumptions related to options outstanding as of September 30, 2015 and December 31, 2014, were as follows:

	September 30, 2015	December 31, 2014
(Unaudited)
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 1.47%	0.12% - 1.47%
Expected volatility	112% - 170%	112% - 170%
Expected term	1.1 - 5.5 years	1.1 - 5.5 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the stock options to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant time frame. Due to a lack of historical information needed to estimate the Company’s expected term, it was estimated using the simplified method allowed under ASC No. 718. In calculating the number of options issued in the three-months ended September 30, 2015, the Company used assumptions comparable to December 31, 2014, with a 20-day weighted average stock price.

As part of the requirements of ASC No. 718, the Company is required to estimate potential forfeitures of stock grants and adjust stock based compensation expense accordingly. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized in the period of change and will also impact the amount of stock based compensation expenses to be recognized in future periods.

The Company recognized $206,959 and $1,169,537 in stock based compensation expense related to options during the three and nine-months ended September 30, 2015, respectively. Of these amounts, $206,959 and $970,069 were related to 5,365,729 options issued to employees, directors, and consultants in lieu of salaries, wages, and fees accrued for services during the three and nine-months ended September 30, 2015, respectively. The Company recognized $601,107 and $5,318,948, in stock based compensation expense during the three and nine-months ended September 30, 2014, respectively.

NOTE 8 – STOCK OPTION PLANS

On May 15, 2006, the Company adopted the 2006 Stock Incentive Plan. Under this plan, the Company may issue shares of restricted stock, incentive stock options, or non-statutory stock options to employees, directors, and consultants. The aggregate number of shares which may be issued under this plan was 16,521,704, which was increased by 1,456,786 to 17,978,490 as part of the Series B Offering in 2007. This plan was terminated on February 7, 2014.

On February 7, 2014, the Company adopted the 2014 Equity Compensation Plan. Under this plan, the Company may issue options to purchase shares of common stock to employees, directors, advisors, and consultants. The aggregate number of shares which may be issued under this plan is 30,420,148.

Under the terms of the 2014 Equity Compensation Plan and the 2006 Stock Incentive Plan (collectively, the “Plans”), incentive stock options may be granted to employees at a price per share not less than 100% of the fair market value at date of grant. If the incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Non-statutory stock options and restricted stock may be granted to employees, directors, advisors, and consultants at a price per share, not less than 100% of the fair market value at date of grant. Options granted are exercisable, unless specified differently in the grant documents, over a default term of ten years from the date of grant and generally vest over a period of four years.

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2013	15,290,486	$0.07	3.89	$358,662
Exercisable January 1, 2013	14,524,861	$0.07	3.75	$332,052
Granted	-
Exercised	-
Forfeited	-
Outstanding December 31, 2013	15,290,486	$0.07	3.89	$305,810
Exercisable December 31, 2013	15,290,486	$0.07	3.89	$305,810
Canceled	(15,290,486)
Granted	27,756,821
Exercised	(4,506)
Forfeited	-
Outstanding December 31, 2014	27,752,315	$0.51	8.02	$1,963,523
Exercisable December 31, 2014	26,156,553	$0.50	7.95	$1,962,239

The aggregate intrinsic value in the table above is before applicable income taxes and represents the excess amount over the exercise price option recipients would have received if all options had been exercised on the date of issue, based on a valuation of the Company’s stock for that day.

A summary of the Company’s non-vested options for the years ended December 31, 2014 and 2013, is presented below:

Non-vested at January 1, 2013	765,625
Granted	-
Vested	(765,625)
Forfeited	-
Non-vested at December 31, 2013	-
Granted	27,756,821
Vested	(26,156,553)
Exercised	(4,506)
Forfeited	-
Non-vested at December 31, 2014	1,595,762

During the year period ended December 31, 2014, a stock option to purchase 4,506 shares of the Company’s common stock was exercised at $0.155 per share for a total of $698.

As of December 31, 2014, total unrecognized stock-based compensation expense related to all unvested stock options was $199,468, which is expected to be expensed over a weighted average period of one month.

Under ASC No. 718, the Company estimates the fair value of stock options granted on each grant date using the Black-Scholes option valuation model and recognizes an expense ratably over the requisite service period. The range of fair value assumptions related to options outstanding as of December 31, 2014 and 2013, were as follows:

	December 31, 2014	December 31, 2013
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 1.47%	0.92% - 5.15%
Expected volatility	112% - 170%	116% - 170%
Expected term	1.1 - 5.5 years	2.5 - 7.5 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the stock options to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant time frame. Due to a lack of historical information needed to estimate the Company’s expected term, it was estimated using the simplified method allowed under ASC No. 718.

As part of the requirements of ASC No. 718, the Company is required to estimate potential forfeitures of stock grants and adjust stock based compensation expense accordingly. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized in the period of change and will also impact the amount of stock based compensation expenses to be recognized in future periods.

The Company recognized $5,917,351 and $9,877, in stock based compensation expense related to options during the years ended December 31, 2014 and 2013, respectively.